Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income tax expense for the twelve months ended December 31, 2022 and 2021 consisted of the following components (dollars in thousands). There was no such expense in 2020.

	Twelve Months ended December 31,
	2022	2021
Current
Foreign	$748	$344

Deferred
Foreign	$—	$—

Total	$748	$344

Income before income taxes for the twelve months ended December 31, 2022 and 2021 consisted of the following (dollars in thousands). There was no such expense in 2020.

	Twelve Months ended December 31,
	2022	2021
Foreign	$106,450	$20,571
Total	$106,450	$20,571

Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s net deferred tax asset at December 31, 2022 and 2021 are as follows (dollars in thousands).

	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss and capital loss carryover	$53,165	$54,726
Depreciation	42,603	61,110
Other	6,741	3,976
Total deferred tax assets	$102,509	$119,812
Less: Valuation allowance	(102,509)	(119,812)
Total deferred tax assets, net of valuation allowance	$—	$—
Total deferred tax liabilities	$—	$—
Net deferred tax assets	$—	$—

Summary of Operating Loss Carryforwards	Net operating loss carryforwards expire as follows (dollars in thousands):

	Amount	Years remaining
United Kingdom	$212,659	Indefinite
Total	$212,659